As filed with the Securities and Exchange Commission on February 18, 2025

Registration No. 333-284119

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 1	☒

Fidelity Merrimack Street Trust

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Nicole Macarchuk, Secretary and Chief Legal Officer

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

FIDELITY® MUNICIPAL BOND INDEX FUND
A SERIES OF
FIDELITY SALEM STREET TRUST
245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-800-544-8544
To the Shareholders of Fidelity® Municipal Bond Index Fund (the Fund):
We wish to inform you that at a meeting held on September 19, 2024, the Board of Trustees of Fidelity Salem Street Trust (Board) approved on behalf of the Fund, the conversion of the Fund into an exchange-traded fund (ETF), which will continue to be managed by Fidelity Management & Research Company LLC (FMR or the Adviser) (such reorganization, the conversion). The Board, including all the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Fund, determined, with respect to the conversion, that participation in the conversion is in the best interests of the Fund and the interests of the existing shareholders of the Fund will not be diluted as a result of the conversion.
The Fund will be reorganized into a newly created ETF, Fidelity® Systematic Municipal Bond Index ETF (the ETF), which is a series of Fidelity Merrimack Street Trust. The Fund is currently managed to the Bloomberg Municipal Bond Index; the ETF will be managed to a new proprietary index, Fidelity Systematic U.S. Municipal Bond IndexSM. This difference is reflected in the Fund’s and the ETF’s principal investment strategies. Otherwise, the Fund and the ETF have identical investment objectives, principal investment strategies, and fundamental investment policies.
The Fund’s current underlying index, the Bloomberg Municipal Bond Index, is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.
The Fidelity Systematic U.S. Municipal Bond IndexSM aims to increase exposure to municipal bonds with higher risk-adjusted performance and liquidity characteristics relative to traditional market-capitalization weighted U.S. investment grade municipal bond indices. The index is constructed using Fidelity’s rules-based proprietary index methodology. Fidelity Product Services LLC, an affiliated person of the Adviser, is the index provider.
As part of the conversion, the Fund will be liquidated. The conversion is currently scheduled to take place as of the close of business of the New York Stock Exchange on April 4, 2025.
Fidelity believes that the conversion will provide multiple benefits for investors of the Fund, including:
•	Lower expenses
•	Additional trading flexibility
•	Increased portfolio holdings transparency
With the exception of the index the ETF is managed to the ETF will have the same investment objective, principal investment strategies, and fundamental investment policies as the Fund. However, ETFs are structurally different from mutual funds and have ETF-specific risks.
ETF-specific risks include the risk that shares of an ETF will trade at market prices that may be above (premium) or below (discount) the ETF’s net asset value (NAV), or that the ETF’s “authorized participants” will not engage in creation or redemption transactions, which could cause the ETF’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting.
For additional information about the differences between mutual funds and ETFs and the related risks, please refer to “What are the differences between an ETF and a mutual fund?” and “Comparison of Principal Risk Factors” in the accompanying Information Statement/Prospectus.
The conversion will be conducted pursuant to an Agreement and Plan of Reorganization and Liquidation, a form of which is included as Exhibit 1 to these materials. The conversion is structured to be a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended. As a result, Fund shareholders generally will not recognize a taxable gain (or loss) for U.S. tax purposes due to the conversion (except with respect to cash received, as noted below).
In connection with the conversion, shareholders of the Fund will receive ETF shares equal in value to the aggregate net asset value of shares of the Fund they own and may receive a cash payment in lieu of fractional shares of the ETF, and the redemption of fractional shares may be a taxable event. A conversion into an ETF will not dilute the value of your investment.
If you hold your Fund shares in an account that permits you to purchase securities traded on U.S. stock exchanges, such as ETFs or other types of stocks, then you will be eligible to receive shares of the ETF in the conversion. No further action is needed by you.

If you hold your Fund shares in an account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account that permits investment in ETF shares.
If you do nothing, you will not receive shares of the ETF and your position will be liquidated at the time of the conversion and you will receive a cash distribution equal in value to the NAV of your Fund shares on April 4, 2025, or such other time and date as the parties may agree (the Closing Date) less any fees and expenses your intermediary may charge. This event may be taxable. To prevent a taxable event, please contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account.
Please note: If your account number with Fidelity Investments begins with 2aa through 2zz, your account cannot hold shares of an ETF. Please contact your broker or call 1-800-544-8544.
If you hold your Fund shares through an IRA or employer sponsored group retirement plan that does not have the ability to hold shares of ETFs, you will need to redeem your shares prior to the conversion, or your broker or intermediary may transfer your investment in the Fund to a different investment option prior to the conversion.
If you are unsure about the ability of your account to accept shares of an ETF, please contact your broker or financial intermediary.
Please review the accompanying materials closely for additional actions that you must take to receive shares of the ETF as part of the conversion.
If you do not wish to participate in the conversion, you can exchange your Fund shares for shares of another Fidelity mutual fund that is not participating in a conversion into an ETF or redeem your Fund shares. Keep in mind that any such action may have tax consequences and you should consult your tax advisor.
The last date to redeem your Fund shares or exchange Fund shares for shares of another Fidelity mutual fund prior to the conversion is April 3, 2025.
The accompanying Information Statement/Prospectus provides more information about the conversion. Please carefully review the additional information provided in this document. If you have questions, please call 1-800-544-8544. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution.
By order of the Board of Trustees,
NICOLE MACARCHUK, Secretary
February 18, 2025

FIDELITY® MUNICIPAL BOND INDEX FUND
A SERIES OF
FIDELITY SALEM STREET TRUST
FIDELITY® SYSTEMATIC MUNICIPAL BOND INDEX ETF
A SERIES OF
FIDELITY MERRIMACK STREET TRUST
245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-800-544-8544
1-800-FIDELITY (ETFs)
INFORMATION STATEMENT AND PROSPECTUS
FEBRUARY 18, 2025
THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATION PURPOSES ONLY, AND NO ACTION IS REQUIRED ON YOUR PART TO ACCOMPLISH THE REORGANIZATION.
NO SHAREHOLDER VOTE IS REQUIRED TO COMPLETE THE REORGANIZATION. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.
This combined Information Statement and Prospectus (Information Statement) is furnished to shareholders of Fidelity® Municipal Bond Index Fund (the Acquired Fund), a series of Fidelity Salem Street Trust, in connection with a separate Agreement and Plan of Reorganization and Liquidation (the Agreement) that has been approved by the Board of Trustees of Fidelity Salem Street Trust.
The Acquired Fund will be reorganized into a newly created ETF, Fidelity® Systematic Municipal Bond Index ETF (the Acquiring Fund and together with the Acquired Fund, the funds), a series of Fidelity Merrimack Street Trust, and the Acquired Fund will be liquidated (such reorganization and liquidation, the Reorganization). The Reorganization is scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on April 4, 2025, or such other time and date as the parties may agree (the Closing Date).
The Acquiring Fund is a diversified series of Fidelity Merrimack Street Trust, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). The Acquiring Fund seeks to provide a high current yield exempt from federal income tax. The Acquiring Fund will normally invest at least 80% of assets in municipal securities whose interest is exempt from federal income tax. The Acquiring Fund seeks to replicate the performance of the Fidelity Systematic U.S. Municipal Bond Index. The Adviser normally invests at least 80% of the fund’s assets in securities included in the index. Although the Adviser does not currently intend to invest the Acquiring Fund’s assets in municipal securities whose interest is subject to federal income tax, the Adviser may invest all of the Acquiring Fund’s assets in municipal securities whose interest is subject to the federal alternative minimum tax. Shares of the Acquiring Fund will be listed for trading on The Nasdaq Stock Market®.
The principal business address of FMR, the Acquired Fund’s and the Acquiring Fund’s investment adviser, is 245 Summer Street, Boston, Massachusetts 02210, and FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom; Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong; and Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan are sub-advisers to the Acquired Fund and Acquiring Fund. The principal business address of Fidelity Distributors Corporation (FDC), the Acquired Fund’s and the Acquiring Fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island 02917.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS INFORMATION STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
The Information Statement details important information about the Reorganization. Please read it carefully and keep it for future reference.
The following documents have been filed with the SEC and are incorporated into this Information Statement by reference, which means they are part of this Information Statement for legal purposes:
(i)	the Statement of Additional Information dated February 18, 2025, relating to this Information Statement;
(ii)
the Summary Prospectus for Fidelity® Systematic Municipal Bond Index ETF, dated December 27, 2024 (Accession No. 0001562565-25-000026), as supplemented February 7, 2025 (Accession No. 0001562565-25-000030), which were previously filed via EDGAR (File No. 333-186372), copies of which accompany this Information Statement;

(iii)
the Prospectus for Fidelity® Systematic Municipal Bond Index ETF dated December 27, 2024 (Accession No. 0000744822-24-000251), as supplemented February 7, 2025 (Accession No. 0001562565-25-000029), which were previously filed via EDGAR (File No. 333-186372);

(iv)
the Statement of Additional Information for Fidelity® Systematic Municipal Bond Index ETF dated December 27, 2024 (Accession No. 0000744822-24-000251), which was previously filed via EDGAR (File No. 333-186372);

(v)
the Prospectus for Fidelity® Municipal Bond Index Fund dated August 29, 2024 (Accession No. 0000035315-24-000616), as supplemented January 31, 2025 (Accession No. 0000035315-25-000135), which were previously filed via EDGAR (File No. 002-41839);

(vi)
the Statement of Additional Information for Fidelity® Municipal Bond Index Fund dated August 29, 2024 (Accession No. 0000035315-24-000616), which was previously filed via EDGAR (File No. 002-41839); and

(vii)	the Annual Report for Fidelity® Municipal Bond Index Fund dated June 30, 2024 (Accession No. 0000035315-24-000595), which was previously filed via EDGAR (File No. 811-02105).
An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the funds will fluctuate.
For a free copy of each fund’s current Prospectus or Statement of Additional Information, or the Acquired Fund’s annual report, call Fidelity at 1-800-544-8544 (Retail Fund) or 1-800-FIDELITY (Fidelity ETF), visit Fidelity’s web site at www.fidelity.com, or write to Fidelity Distributors Company LLC at 900 Salem Street, Smithfield, Rhode Island 02917.
Fidelity Salem Street Trust and Fidelity Merrimack Street Trust are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports and other information with the SEC. You can review and copy such information from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.

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SUMMARY
The following Summary covers certain information contained elsewhere in this Information Statement. Shareholders should read the entire Information Statement carefully for more complete information.
What is involved in the Reorganization?
All of the assets and liabilities of the Acquired Fund will be transferred to a newly created Acquiring Fund in exchange for shares of the Acquiring Fund equal to the Acquired Fund’s net asset value (NAV). The Acquired Fund will distribute to its shareholders the portion of shares of the Acquiring Fund to which the shareholder is entitled (and shareholders may receive cash in lieu of fractional shares). Shares of the Acquiring Fund will be transferred to each shareholder’s brokerage account. If a shareholder does not have a brokerage account, Acquired Fund shares may be converted to cash, less any fees and expenses your intermediary may charge (subject to applicable federal or state laws concerning unclaimed property).
After shares of the Acquiring Fund are distributed to the Acquired Fund’s shareholders, the Acquired Fund will be completely liquidated and dissolved. As a result of the Reorganization, you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring Fund.
The Reorganization is currently scheduled to take place as of the close of business of the NYSE on April 4, 2025.
For more information, please refer to the section entitled “The Transaction – Agreement and Plan of Reorganization and Liquidation.”
What are the differences between an ETF and a mutual fund?
ETFs are structurally different from mutual funds in several important aspects:

ETF	Mutual Fund
Does not issue multiple classes of shares.	May offer multiple share classes with different sales charges, expenses, and/or minimum investments.
Individual investors buy or sell shares of an ETF on the secondary market through an exchange.	Investors or their intermediaries buy or sell shares directly from the mutual fund.
Buy and sell orders are processed throughout the day and reflect real time market prices on an exchange.	Buy and sell orders are processed once a day using the day’s ending NAV.

As a result of these structural differences, there are certain benefits associated with an ETF structure, such as secondary market liquidity and increased transparency. The Acquiring Fund will disclose its full holdings on a daily basis, while the Acquired Fund does not provide daily holdings transparency. There are, however, certain risks associated with an ETF structure, including the risk that shares of an ETF will trade at market prices that are above (premium) or below (discount) NAV, or that an ETF’s “authorized participants” will not engage in creation or redemption transactions which could cause the Acquiring Fund’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting. For additional information about ETF-specific risks associated with an investment in the Acquiring Fund, please refer to the section entitled “Comparison of Principal Risk Factors.”
Has the Board of Trustees approved the Reorganization?
Yes. The Acquired Fund’s Board of Trustees has carefully reviewed and approved the Agreement and the Reorganization.
What am I being asked to vote on?
You are not being asked to vote. Rule 17a-8 under the 1940 Act does not require shareholder approval under these conditions and we are not asking you for a proxy, and you are requested not to send us one.
What are the reasons for the Reorganization?
The Board of Trustees considered the following factors, among others, in determining to approve the Agreement:
•
The Reorganization will permit shareholders of the Acquired Fund to pursue the same investment objective in an ETF structure, which provides multiple benefits for shareholders, including lower expenses, intraday trading, and full daily holdings transparency.

•	Acquired Fund shareholders are expected to benefit from an expense reduction.
•	The Reorganization will qualify as a tax-free reorganization for federal income tax purposes (although cash received as part of the Reorganization may be taxable).
For more information, please refer to the section entitled “The Transaction – Reasons for the Reorganization.”

4

How will you determine the number of shares of the Acquiring Fund that I will receive?
Upon completion of the Reorganization, each shareholder of the Acquired Fund will receive the number of shares of the Acquiring Fund and, in some cases, cash equal in value to the aggregate net asset value of the shares of the Acquired Fund the shareholder owned on the Closing Date.
For more information, please refer to the section entitled “The Transaction – Agreement and Plan of Reorganization and Liquidation.”
Is the Reorganization considered a taxable event for federal income tax purposes?
The Reorganization will be a tax-free reorganization for federal income tax purposes. As part of the Reorganization, some shareholders may receive cash in redemption of fractional shares, which may be a taxable event for applicable shareholders.
Different tax considerations apply to you if your investment is liquidated and the cash value of your Acquired Fund shares is returned to you, if you hold your Acquired Fund shares through an account that cannot hold the Acquiring Fund shares at the time of the Reorganization, or if your Acquired Fund shares are transferred by your broker or financial intermediary to a different investment option because you did not hold your Acquired Fund shares through an account that can accept shares of the Acquiring Fund on the Closing Date of the Reorganization.
Shareholders who hold shares through an account that cannot hold shares of an ETF at the time of the Reorganization will have their investments liquidated and may receive cash, which may be a taxable event for shareholders. Capital gains from securities sales by the Acquired Fund prior to the Reorganization may be distributed by the Acquired Fund prior to the Reorganization or by the Acquiring Fund after the Reorganization.
Shareholders who do not want or cannot hold ETF shares may redeem out of the Acquired Fund or exchange their Acquired Fund shares for shares of another fund that is not participating in a reorganization into an ETF. A redemption or exchange of fund shares would generally be a taxable event for shareholders holding shares in taxable accounts.
For more information, please refer to the section entitled “The Transaction – Federal Income Tax Considerations.”
What types of shareholder accounts can receive shares of an ETF as part of the Reorganization?
If you hold your Acquired Fund shares in an account that permits you to purchase securities traded on U.S. stock exchanges, such as ETFs or other types of stocks, you are eligible to receive shares of the ETF in the Reorganization. No further action is needed by you.
What types of shareholder accounts cannot receive shares of an ETF as part of the Reorganization?
The following account types cannot hold ETFs:
•
If you hold your Acquired Fund shares in an account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account that permits investment in ETF shares.

If you do nothing, you will not receive shares of the ETF and your position will be liquidated at the time of the Reorganization and you will receive a cash distribution equal in value to the NAV of your Acquired Fund shares on the Closing Date less any fees and expenses your intermediary may charge. This event may be taxable. To prevent a taxable event, please contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account.
Please note: If your account number with Fidelity Investments begins with 2aa through 2zz, your account cannot hold shares of an ETF. Please contact your broker or call 1-800-544-8544.
•
If you hold your Acquired Fund shares through an IRA or employer sponsored group retirement plan that does not have the ability to hold shares of ETFs, you will need to redeem your shares prior to the Reorganization, or your broker or intermediary may transfer your investment in the Acquired Fund to a different investment option prior to the time of the Reorganization.

If you are unsure about the ability of your account to accept shares of an ETF, please contact your broker or financial intermediary.
How do I transfer my Acquired Fund shares to a brokerage account that will accept ETF shares?
The broker where you hold your Acquired Fund shares should be able to assist you in transferring your shares to a brokerage account that can accept shares of an ETF.
We suggest you provide your broker with a copy of your most recent shareholder statement. Your broker will require your account number, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the Acquired Fund’s transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.
If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account with a brokerage firm.

5

What if I do not want to own shares of an ETF?
If you do not want to receive shares of the ETF in connection with the Reorganization, you can exchange your Acquired Fund shares for shares of another Fidelity mutual fund that is not participating in a reorganization into an ETF or redeem your fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Exchange or redemption of your Acquired Fund shares may be a taxable event if you hold your shares in a taxable account.
The last date to redeem your Acquired Fund shares or exchange Acquired Fund shares for shares of another Fidelity mutual fund prior to the Reorganization is April 3, 2025.
Can I continue to purchase shares of the Acquired Fund before the Reorganization takes place?
Effective the close of business on February 18, 2025, new positions in the Acquired Fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the Reorganization takes place.
How do the funds’ investment objectives, strategies, policies, and limitations compare?
The Acquired Fund has the same investment objective as the Acquiring Fund. Each fund seeks to provide a high current yield exempt from federal income tax. Each fund’s investment objective is non-fundamental and does not require shareholder approval to change.
As set forth in the chart below, the Acquired Fund also has the same principal investment strategies as the Acquiring Fund, except that the Acquiring Fund will be managed to a new proprietary index:

The Acquired Fund	The Acquiring Fund
The Adviser normally invests at least 80% of the fund’s assets in municipal securities whose interest is exempt from federal income tax. This policy is fundamental, that is, subject to change only by shareholder approval.
Same principal strategy.
The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Although the Adviser does not currently intend to invest the fund’s assets in municipal securities whose interest is subject to federal income tax, the Adviser may invest all of the fund’s assets in municipal securities whose interest is subject to the federal alternative minimum tax.
Same principal strategy.
The fund seeks to replicate the performance of the Bloomberg Municipal Bond Index. The Adviser normally invests at least 80% of the fund’s assets in securities included in the index. The index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

The fund seeks to replicate the performance of the Fidelity Systematic U.S. Municipal Bond IndexSM. The Adviser normally invests at least 80% of the fund’s assets in securities included in the index. The Fidelity Systematic U.S. Municipal Bond IndexSM aims to increase exposure to municipal bonds with higher risk-adjusted performance and liquidity characteristics relative to traditional market-capitalization weighted U.S. investment grade municipal bond indices.
The Fidelity Systematic U.S. Municipal Bond IndexSM is constructed using Fidelity’s rules-based proprietary index methodology. The universe of securities includes U.S. dollar-denominated investment-grade tax-exempt debt publicly issued in the domestic market by U.S. states and territories, and their political subdivisions, that meet specific criteria such as issue size, deal size and maturity. Mandatory put or mandatory tender securities, as well as original issue zero-coupon bonds, are included in the universe. Floating rate bonds, derivatives, secondarily insured securities, Rule 144A securities, securities in legal default, securities issued under the municipal liquidity facility, or a municipal commercial paper program, and limited offering securities are excluded from the universe. Index constituents are not market capitalization weighted; instead each constituent’s weight is determined by its

6

The Acquired Fund	The Acquiring Fund

characteristics such as credit quality, issue size, and maturity - aiming for higher risk-adjusted performance at the index level. Additionally, exposure is balanced across maturity buckets to ensure the index’s overall duration is similar to traditional indices.
The index is rebalanced monthly. Fidelity Product Services LLC (FPS) is the index provider. FPS is an affiliated person of the Adviser.

The Adviser may use statistical sampling techniques to attempt to replicate the returns of the index using a smaller number of securities. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as duration, maturity, interest rate sensitivity, security structure, and credit quality.
Same principal strategy.
The fund may not track the index because differences between the index and the fund’s portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flows into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.
Same principal strategy.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”
The funds have the same fundamental and non-fundamental investment policies and limitations.
For more information about the funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of the Acquiring Fund.
How do the funds’ management and distribution arrangements compare?
The following summarizes the management and distribution arrangements of the Acquired Fund and the Acquiring Fund:
Management of the Funds
The introductory section to this Information Statement provides the principal business address of FMR, each fund’s investment adviser, and FMR UK, FMR H.K., and FMR Japan, sub-advisers to the funds.
As the manager, FMR has overall responsibility for directing the funds’ investments and handling their business affairs. As of December 31, 2023, FMR had approximately $3.9 trillion in discretionary assets under management, and approximately $4.9 trillion when combined with all of its affiliates’ assets under management.
FMR and each of the sub-advisers will continue serving as manager or sub-adviser of the combined fund after the Reorganization.
Brandon Bettencourt is Co-Portfolio Manager of the Acquired Fund, which he has managed since 2019. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Bettencourt has worked as a research associate, portfolio analyst, and portfolio manager.
Mark Lande is Co-Portfolio Manager of the Acquired Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Lande has worked as a quantitative analyst and portfolio manager.
The portfolio management team of the Acquiring Fund is the same as that of the Acquired Fund.
For information about the compensation of, any other accounts managed by, and any fund shares held by a fund’s portfolio manager(s), please refer to the “Management Contracts” section of each fund’s Statement of Additional Information, which are incorporated herein by reference.

7

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.
The Acquired Fund and the Acquiring Fund each pay a management fee to the Adviser. The management fees are calculated and paid to the Adviser every month.
The Adviser pays all of the other expenses of the Acquired Fund and the Acquiring Fund with limited exceptions.
The annual management fee rate, as a percentage of each fund’s average net assets, is 0.07% for the Acquired Fund and 0.05% for the Acquiring Fund.
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the Acquired Fund is available in the fund’s semi-annual report for the fiscal period ended December 31, 2023, and in the fund’s annual report for the fiscal period ended June 30, 2024.
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the Acquiring Fund will be included in the fund’s Form N-CSR report for the fiscal period ending June 30, 2025, when available.
For more information about fund management, please refer to the “Fund Management” section of the funds’ Prospectuses, and to the “Control of Investment Adviser” and “Management Contracts” sections of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Expense Arrangements
For more information about the funds’ fees and operating expenses, please refer to the funds’ Prospectuses, each of which is incorporated herein by reference, and to the “Annual Operating Expenses” below.
Distribution of Fund Shares
Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.
The Distribution and Service Plan for the Acquiring Fund is substantially the same as the Distribution and Service Plan for the Acquired Fund.
For more information about fund distribution, please refer to the “Fund Distribution” section of the funds’ Prospectuses and to the “Distribution Services” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following the Reorganization?
The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.
Annual Operating Expenses
The following table shows the fees and expenses of the Acquired Fund for the 12 months ended June 30, 2024, and the pro forma estimated fees and expenses of the combined fund based on the same time period after giving effect to the Reorganization. Annual operating expenses are paid by each fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
As shown below, the Reorganization is expected to result in lower total annual operating expenses for shareholders of the Acquired Fund.

8

Shareholder fees
(fees paid directly from your investment)
None
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Acquired Fund	Acquiring Fund Pro forma Combined
Management fee	0.07%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.00%	0.00%
Total annual operating expenses	0.07%	0.05%

Examples of Effect of Fund Expenses
The following table illustrates the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganization. The table illustrates how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

	Acquired Fund	Acquiring Fund Pro forma Combined
1 year	$7	$5
3 years	$23	$16
5 years	$40	$28
10 years	$90	$64

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.
Do the procedures for purchasing and redeeming shares of the funds differ?
The Acquired Fund and the Acquiring Fund have different procedures for purchasing and redeeming shares, which are summarized below.
Acquired Fund
In connection with the Reorganization, effective the close of business on February 18, 2025, new positions in the Acquired Fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the Reorganization takes place. Shareholders of the Acquired Fund may redeem shares of the fund through April 3, 2025.
An investor may purchase shares of the Acquired Fund directly from the Acquired Fund through the Distributor or through a financial intermediary.
For more information about the procedures for purchasing and redeeming the Acquired Fund’s shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the Acquired Fund’s Prospectus, and to the “Buying, Selling, and Exchanging Information” section of the Acquired Fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Acquiring Fund
Shares of the Acquiring Fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. The Acquiring Fund does not impose any minimum investment for shares of the Acquiring Fund purchased on an exchange. These transactions are made at market prices that may vary throughout the day and may be greater than the Acquiring Fund’s NAV (premium) or less than the Acquiring Fund’s NAV (discount). As a result, you may pay more than NAV when you

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purchase shares, and receive less than NAV when you sell shares, in the secondary market. If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges. Due to such commissions and charges, frequent trading may detract significantly from investment returns.
The Acquiring Fund is designed to offer investors an investment that can be bought and sold frequently in the secondary market without impact on the fund, and such trading activity is critical to ensuring that the market price of fund shares remains at or close to NAV. Accordingly, the Board of Trustees of the Acquiring Fund has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors.
Shares can be purchased and redeemed directly from the Acquiring Fund at NAV only by Authorized Participants in large increments called “Creation Units.” The Acquiring Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. The Acquiring Fund reserves the right but does not have the obligation, to reject any purchase transaction at any time. In addition, the Acquiring Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.
For more information about the procedures for purchasing and redeeming shares of the Acquiring Fund, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the Acquiring Fund’s Prospectus, and to the “Buying and Selling Information” section of the Acquiring Fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Do the funds’ exchange privileges differ?
The Acquired Fund and the Acquiring Fund have different exchange privileges.
Acquired Fund shareholders have the privilege of exchanging shares for shares of other Fidelity® funds.
Shareholders of the Acquiring Fund do not have the privilege of exchanging shares for shares of other Fidelity® funds because shares are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker.
For more information about exchange privileges of the Acquired Fund, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the Acquired Fund’s Prospectus, and to the “Buying, Selling, and Exchanging Information” section of the Acquired Fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Do the funds’ dividend and distribution policies differ?
The Acquired Fund and the Acquiring Fund have different dividend and distribution policies.
The Acquired Fund normally declares dividends daily and pays monthly and pays capital gain distributions in August and December. The Acquiring Fund normally declares and pays dividends monthly and pays capital gain distributions in December.
The dividend and distribution policies of the combined fund will be the same as the dividend and distribution policies of the Acquiring Fund.
On or before the Closing Date, the Acquired Fund may declare additional dividends or other distributions of its net income and/or net realized capital gains.
For more information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of the funds’ Prospectuses and the “Distributions and Taxes” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Who bears the expenses associated with the Reorganization?
FMR will bear the one-time administrative costs associated with the Reorganization. Any transaction costs associated with portfolio adjustments to the Acquired Fund due to the Reorganization that occur prior to the Closing Date will be borne by the Acquired Fund. Any transaction costs associated with portfolio adjustments to the Acquiring Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to the Acquiring Fund that occur after the Closing Date will be borne by the Acquiring Fund.
For more information, please refer to the section entitled “Additional Information about the Funds – Expenses.”
COMPARISON OF PRINCIPAL RISK FACTORS
The following is a summary of the principal risks associated with an investment in the funds. Because the funds have identical investment objectives and principal investment strategies, except that the Acquiring Fund will be managed to a new proprietary index, as described above, the funds are subject to substantially similar principal investment risks, except that the Acquiring Fund is subject to additional ETF-related risks and a rules-based proprietary index risk.

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Risks Associated with an Investment in the Funds
Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s share price and yield change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund’s reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in a fund will fluctuate. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.
The following factors can significantly affect a fund’s performance:
•
Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

•
Interest Rate Changes. Debt securities, including money market securities, have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes, meaning the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price. Short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Securities whose payment at maturity is based on the movement of all or part of an index and inflation-protected debt securities may react differently from other types of debt securities. In market environments where interest rates are rising, issuers may be less willing or able to make principal and/or interest payments on securities when due. Although the transition process away from certain benchmark rates, including London Interbank Offered Rate (LIBOR) (an indicative measure of the average interest rate at which major global banks could borrow from one another), has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain and may adversely impact a fund’s performance.

•
Prepayment. Many types of debt securities are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

•
Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (IRS) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Generally, the funds purchase municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. Neither the Adviser nor the funds guarantees that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel’s opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal tax treatment of the structure.
•
Passive Management Risk. An index fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a

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result, an index fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The structure and composition of an index fund’s index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the fund.
Similar Risks Associated with an Investment in the Funds
The following Acquired Fund principal risk is similar to the Acquiring Fund principal risk:
Acquired Fund
•
Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, imperfect correlation between the fund’s securities and those in its index, timing differences associated with additions to and deletions from its index, and changes in the component securities. In addition, the fund may not be able to invest in certain securities in its index or invest in them in the exact proportions in which they are represented in the index due to regulatory restrictions. The fund may not be fully invested at times, either as a result of cash flows into the fund or as a result of reserves of cash held by the fund to meet redemptions. The use of sampling techniques or futures or other derivative positions may affect the fund’s ability to achieve close correlation with its index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.

Acquiring Fund
•
Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, imperfect correlation between the fund’s securities and those in the index, timing differences associated with additions to and deletions from the index, and changes in the component securities. The fund may not be fully invested at times as a result of cash flows into the fund. The use of sampling techniques or futures or other derivative positions may affect the fund’s ability to achieve close correlation with the index. In addition, the fund may not be able to invest in certain securities included in the index or invest in them in the exact proportions in which they are represented in the index due to regulatory restrictions. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.

Additional Risks Associated with an Investment in the Acquiring Fund
The Acquiring Fund is subject to the following principal risks, which are not principal risks generally associated with an investment in the Acquired Fund:
•
Fluctuation of Net Asset Value and Share Price. The NAV of the fund’s shares will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares are listed on an exchange and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in accordance with changes in NAV and supply and demand on the listing exchange. Although a share’s market price is expected to approximate its NAV, it is possible that the market price and NAV will vary significantly. As a result, you may sustain losses if you pay more than the shares’ NAV when you purchase shares, or receive less than the shares’ NAV when you sell shares, in the secondary market. During periods of disruptions to creations and redemptions, the existence of extreme market volatility, or lack of an active trading market for the fund’s shares, the market price of fund shares is more likely to differ significantly from the fund’s NAV. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of a fund. Disruptions at market makers, Authorized Participants or market participants may also result in significant differences between the market price of the fund’s shares and the fund’s NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

The market price of shares during the trading day, like the price of any exchange-traded security, includes a bid-ask spread charged by the exchange specialist, market makers, or other participants that trade the particular security. In times of severe market disruption or volatility, the bid-ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. Securities held by a fund may be traded in markets that close at a different time than the listing exchange. During the time when the listing exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the fund’s NAV may widen. The Adviser expects that, under normal market conditions, large discounts or premiums to NAV will not be sustained in the long term because of arbitrage opportunities.

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•
Trading Issues. Although shares are listed on an exchange, there can be no assurance that an active trading market or requirements to remain listed will be met or maintained. Only an Authorized Participant may engage in creation or redemption transactions directly with the fund. The fund has a limited number of intermediaries that act as Authorized Participants. There are no obligations of market makers to make a market in the fund’s shares or of Authorized Participants to submit purchase or redemption orders for Creation Units. Decisions by market makers or Authorized Participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of Authorized Participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund’s portfolio securities and the market price of fund shares. To the extent no other Authorized Participants are able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting. In addition, trading of shares in the secondary market may be halted, for example, due to activation of marketwide “circuit breakers.” If trading halts or an unanticipated early closing of the listing exchange occurs, a shareholder may be unable to purchase or sell shares of the fund. FDC, the distributor of the fund’s shares, does not maintain a secondary market in the shares.

If the fund’s shares are delisted from the listing exchange, the Adviser may seek to list the fund shares on another market, merge the fund with another exchange-traded fund or traditional mutual fund, or redeem the fund shares at NAV.
Shares of the fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
•
Cash Transactions Risk. Unlike certain ETFs, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. Therefore, it may be required to sell portfolio securities and recognize gains on such sales that the fund might not have recognized if it were to distribute portfolio securities in-kind. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the fund’s NAV. Furthermore, cash creation and redemption transactions may result in certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover these costs and expenses, the fund’s performance could be negatively impacted.

•	Rules-Based Strategy Risk. Although the index uses a rules-based proprietary index methodology, there is no guarantee that this methodology will be successful.
For more information about the principal risks associated with an investment in the funds, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
How do the funds compare in terms of their performance?
The Acquiring Fund is a newly formed “shell” fund that has not yet commenced operations and, therefore, will have no performance history prior to the Reorganization. The Acquiring Fund has been organized solely in connection with the Reorganization to acquire all of the assets and liabilities of the Acquired Fund and continue the business of the Acquired Fund. Therefore, after the Reorganization, the Acquired Fund will remain the “accounting survivor.” This means that the Acquiring Fund will continue to show the historical investment performance and returns of the Acquired Fund (even after liquidation of the Acquired Fund).
The historical performance of the Acquired Fund, as it is to be adopted by the Acquiring Fund, is included in the Acquiring Fund’s Prospectus, which is incorporated herein by reference.

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THE TRANSACTION
AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION BETWEEN FIDELITY® MUNICIPAL BOND INDEX FUND AND FIDELITY® SYSTEMATIC MUNICIPAL BOND INDEX ETF.
Agreement and Plan of Reorganization and Liquidation
The terms and conditions under which the transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Information Statement.
The Agreement contemplates (a) the Acquiring Fund acquiring as of the Closing Date all of the assets of the Acquired Fund (excluding assets having a value equal to cash to be distributed in accordance with the Agreement) in exchange for shares of the Acquired Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; (b) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund as provided for in the Agreement (shareholders may receive cash in lieu of fractional Acquiring Fund shares); and (c) the distribution of cash to shareholders of the Acquired Fund who do not hold Acquired Fund shares through a brokerage account that can accept Acquiring Fund shares (and for which no account has been established to receive such shares).
The value of Acquired Fund assets to be acquired by the Acquiring Fund and the amount of its liabilities to be assumed by the Acquiring Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in the Acquired Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of the Acquiring Fund will be determined as of the same time using the valuation procedures set forth in the Acquired Fund’s then-current Prospectus and Statement of Additional Information.
As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund, and the Acquired Fund will distribute to its shareholders of record, shares of the Acquiring Fund and, in some cases, cash so that each Acquired Fund shareholder will receive the number of shares of the Acquiring Fund, and, in some cases, cash equal in value to the aggregate net asset value of shares of the Acquired Fund held by such shareholder on the Closing Date; the Acquired Fund will be liquidated as soon as practicable thereafter. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of shares of the Acquiring Fund due that shareholder (shareholders may receive cash in lieu of fractional shares, which may be a taxable event). Shareholders of the Acquired Fund who do not hold Acquired Fund shares through a brokerage account that can accept Acquiring Fund shares (and for which no account has been established to receive such shares) will receive cash in connection with the Reorganization, and that cash payment may be a taxable event. Capital gains from securities sales by the Acquired Fund prior to the Reorganization may be distributed by the Acquired Fund prior to the Reorganization or by the Acquiring Fund after the Reorganization.
Any transfer taxes payable upon issuance of shares of the Acquiring Fund in a name other than that of the registered holder of the shares on the books of the Acquired Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of the Acquired Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which the Acquired Fund is liquidated.
FMR will bear the one-time administrative costs associated with the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of printing and mailing prospectuses and the Information Statement.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by the Acquired Fund or the Acquiring Fund. The Agreement may be amended in any mutually agreeable manner.
Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1)	the investment objectives, strategies, and policies of the funds, including the lack of changes to the investment process for each fund;
(2)	the fees and expenses and the relative expense ratios of the funds, including the lower expense ratios that would result for shareholders as a result of the Reorganization;
(3)	the differences between the mutual fund and ETF structures;
(4)	the potential benefits of the Reorganization to shareholders of the funds, including potential benefits associated with the ETF structure;
(5)	the costs to be incurred by each fund as a result of the Reorganization and the fact that minimal to no transaction costs were anticipated;

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(6)	the tax consequences of the Reorganization; and
(7)	the potential benefit of the Reorganization to FMR and its affiliates.
FMR proposed the Reorganization to the Board at a meeting of the Board held on September 19, 2024. In proposing the Reorganization, FMR advised the Board that the Reorganization would allow Acquired Fund shareholders to benefit from lower expenses, intraday trading, and full daily holdings transparency. The Reorganization will qualify as a tax-free reorganization for federal income tax purposes (except with respect to cash received by the shareholders, if any).
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund.
Description of the Securities to be Issued
Holders of the Acquired Fund will receive shares of the Acquiring Fund. For the avoidance of doubt, the Acquiring Fund shall not issue fractional shares, and Acquired Fund shareholders may receive cash in connection with the Reorganization in lieu of fractional Acquiring Fund shares.
The Acquiring Fund is a series of Fidelity Merrimack Street Trust. The Trustees of Fidelity Merrimack Street Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the fund, and each such share of the Acquiring Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of the Acquiring Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of the Acquiring Fund have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the Acquiring Fund’s Statement of Additional Information, which is incorporated herein by reference.
Fidelity Merrimack Street Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of the Acquiring Fund’s Statement of Additional Information, which is incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Acquired Fund shareholders that have their Acquired Fund shares exchanged for Acquiring Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders whose investment is liquidated and the cash value of whose Acquired Fund shares is returned to them, shareholders who hold their Acquired Fund shares through an account that cannot hold the Acquiring Fund shares at the time of the Reorganization, or shareholders whose Acquired Fund shares are transferred by their broker or financial intermediary to a different investment option because such shareholders did not hold their Acquired Fund shares through an account that can accept shares of the Acquiring Fund on the Closing Date of the Reorganization.
The exchange of the Acquired Fund’s assets for the Acquiring Fund’s shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund followed by the distribution of Acquiring Fund shares to the Acquired Fund shareholders and cash in lieu of fractional shares in exchange for their Acquired Fund shares in complete liquidation and termination of the Acquired Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to the funds, substantially to the effect that:
(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund shares and the assumption by Acquiring Fund of all liabilities of the Acquired Fund followed by the distribution of Acquiring Fund shares and cash in lieu of fractional shares to the Acquired Fund shareholders in exchange for their Acquired Fund shares in complete liquidation and termination of the Acquired Fund will constitute a tax-free reorganization under Section 368(a)(1)(F) of the Code;

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(ii) The Acquired Fund will recognize no gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by Acquiring Fund of all liabilities of the Acquired Fund;
(iii) The Acquired Fund will recognize no gain or loss upon the distribution to its shareholders of the Acquiring Fund shares received by the Acquired Fund in the Reorganization;
(iv) The Acquiring Fund will recognize no gain or loss upon the receipt of the assets of the Acquired Fund in exchange solely for Acquiring Fund shares and the assumption of all liabilities of the Acquired Fund;
(v) The adjusted basis to the Acquiring Fund of the assets of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of the Acquired Fund immediately before the exchange;
(vi) The Acquiring Fund’s holding periods with respect to the assets of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund shares in exchange solely for Acquired Fund shares (except with respect to cash received);
(viii) The aggregate basis of the Acquiring Fund shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor (reduced by any amount of tax basis allocable to shares for which cash is received);
(ix) An Acquired Fund shareholder’s holding period for the Acquiring Fund shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization; and
(x) The Reorganization will not result in the termination of the Acquired Fund’s taxable year, and the Acquired Fund’s tax attributes enumerated in Section 381(c) of the Code will be taken into account by the Acquiring Fund as if there had been no Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code, as to Acquired Fund shareholders whose investment is liquidated and the cash value of whose Acquired Fund shares is returned to them, as to Acquired Fund shareholders who hold their Acquired Fund shares through an account that cannot hold the Acquiring Fund shares at the time of the Reorganization, or as to Acquired Fund shareholders whose Acquired Fund shares are transferred by their broker or financial intermediary to a different investment option because such shareholders did not hold their Acquired Fund shares through an account that can accept shares of the Acquiring Fund on the Closing Date of the Reorganization. Neither fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization.
The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then the Acquired Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Acquired Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in the Acquired Fund shares and the fair market value of the shares of the Acquiring Fund it received.
The tax year of the Acquired Fund is expected to continue with the Acquiring Fund, and the capital gains, if any, resulting from portfolio turnover prior to the Reorganization will be carried over to the Acquiring Fund unless distributed prior to the Reorganization. The Acquired Fund may declare a distribution to shareholders prior to the Reorganization. If the Reorganization were to end the tax year of the Acquired Fund (which is not the intended or expected plan as of the date of this Information Statement), it could accelerate distributions to shareholders from the Acquired Fund for its short tax year ending on the Closing Date. If determined necessary by the Acquired Fund, the Acquired Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income and net realized capital gains, if any, through the closing of the Reorganization. Any of the foregoing distributions, regardless of whether distributed before or after the Reorganization, may be from net tax-exempt income to the extent available, from taxable income, and/or from taxable net capital gains from securities sales by the Acquired Fund prior to the Reorganization.
Assuming the Reorganization qualifies as a tax-free reorganization, as expected, the Acquiring Fund will succeed to the tax attributes of the Acquired Fund upon the closing of the Reorganization, including any capital loss carryovers that could have been used by the Acquired Fund to offset its future realized capital gains, if any, for federal income tax purposes. The capital loss carryovers of the Acquired Fund, if any, will be available to offset future gains recognized by the Acquiring Fund (subject to the conditions and limitations under the

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Code). Capital losses of the Acquired Fund may be carried forward indefinitely to offset future capital gains. However, the capital losses of the Acquiring Fund, as the successor in interest to the Acquired Fund, may subsequently become subject to an annual limitation as a result of ownership changes, if such occur.
The foregoing description of the U.S. federal income tax consequences of the Reorganization applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.
Shareholders of the Acquired Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Forms of Organization
The Acquired Fund is a series of Fidelity Salem Street Trust, an open-end management investment company organized as a Massachusetts business trust on September 5, 1984. The Acquiring Fund is a series of Fidelity Merrimack Street Trust, an open-end management investment company organized as a Massachusetts business trust on November 15, 2012. The trusts are authorized to issue an unlimited number of shares of beneficial interest. The Acquired Fund and the Acquiring Fund are governed by substantially similar Declarations of Trust and by-laws, except that the Declaration of Trust for Fidelity Merrimack Street Trust specifically contemplates issuance and redemption of shares in creation unit aggregations. Because the Acquiring Fund operates as an exchange-traded fund and issues and redeems shares in Creation Unit aggregations, shareholders of the Acquiring Fund cannot purchase or redeem individual shares of the Acquiring Fund at NAV. Shares of the Acquired Fund, on the other hand, can be purchased and redeemed directly from the Acquired Fund at NAV.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Capitalization
The following table shows the capitalization of the Acquired Fund as of June 30, 2024, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. Pro forma numbers do not reflect any potential liquidation of shareholders associated with the Reorganization or cash paid in lieu of fractional Acquiring Fund shares.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Fidelity® Municipal Bond Index Fund	$164,812,968	$18.41	8,951,133
Fidelity® Systematic Municipal Bond Index ETF[a]	N/A	N/A	N/A
Fidelity® Systematic Municipal Bond Index ETF (pro forma combined)	$164,812,968	$50.00[b]	3,296,259[c]

[a]	Fidelity® Systematic Municipal Bond Index ETF is expected to commence operations in April 2025.
[b]	Fidelity® Systematic Municipal Bond Index ETF is expected to launch at approximately $50.00 net asset value per share.
[c]	Shares have been adjusted to reflect what will be issued post-merger.
The table above assumes that the Reorganization occurred on June 30, 2024. The table is for information purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of the Acquired Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after that date.
Conclusion
The Agreement and Plan of Reorganization and Liquidation was approved by the Board of Trustees of Fidelity Salem Street Trust at a meeting held on September 19, 2024. The Board of Trustees determined that the Reorganization is in the best interests of shareholders of the Acquired Fund and that the interests of existing shareholders of the fund would not be diluted as a result of the Reorganization. In the event that the Reorganization does not occur, the Acquired Fund will continue to engage in business as a fund of a registered investment company and the Board of Trustees of Fidelity Salem Street Trust may consider other proposals for the reorganization or liquidation of the fund.

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ADDITIONAL INFORMATION ABOUT THE FUNDS
The Acquiring Fund is new and has no performance history as of the date of this Information Statement. The Acquiring Fund will adopt the financial history, including the financial highlights, of the Acquired Fund following the Reorganization.
The Acquired Fund’s financial highlights for the fiscal year ended June 30, 2024 (audited), are shown in the table below. The Acquired Fund’s financial highlights should be read in conjunction with the financial statements audited by PricewaterhouseCoopers LLP, contained in the fund’s annual report to shareholders, which is incorporated by reference into the Statement of Additional Information relating to this Information Statement.
Financial Highlights
Fidelity® Municipal Bond Index Fund

	Years ended June 30,
	2024	2023	2022	2021	2020A
Selected Per-Share Data
Net asset value, beginning of period	$18.32	$18.24	$20.39	$19.97	$20.00
Income from Investment Operations
Net investment income (loss)B,C	.459	.402	.281	.309	.324
Net realized and unrealized gain (loss)	.082	.073	(2.152)	.421	(.035)
Total from investment operations	.541	.475	(1.871)	.730	.289
Distributions from net investment income	(.451)	(.395)	(.279)	(.310)	(.319)
Total distributions	(.451)	(.395)	(.279)	(.310)	(.319)
Net asset value, end of period	$18.41	$18.32	$18.24	$20.39	$19.97
Total ReturnD,E	3.01%	2.64%	(9.26)%	3.68%	1.46%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.07%	.07%	.07%	.07%	.07%H
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%H	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%H
Net investment income (loss)	2.52%	2.21%	1.43%	1.53%	1.67%H
Supplemental Data
Net assets, end of period (000 omitted)	$164,813	$155,890	$124,941	$106,786	$60,060
Portfolio turnover rateI	15%	18%	30%	8%	76%H

A	For the period July 11, 2019 (commencement of operations) through June 30, 2020.
B	Calculated based on average shares outstanding during the period.
C
Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund’s net investment income (loss) ratio.

D	Total returns for periods of less than one year are not annualized.
E	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
F
Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the “Investments in Fidelity Central Funds” note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G
Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Expenses
FMR will bear the one-time administrative costs associated with the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of printing and mailing prospectuses and the Information Statement.
FMR will reimburse brokerage firms and others for their reasonable expenses in forwarding material to the beneficial owners of shares.
For a free copy of the Acquired Fund’s annual report for the fiscal year ended June 30, 2024, call 1-800-544-8544, visit Fidelity’s website at www.fidelity.com, or write to FDC at 900 Salem Street, Smithfield, Rhode Island 02917.

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Share Ownership
As of December 31, 2024, shares of the Acquired Fund issued and outstanding were 9,670,237.
The Acquiring Fund is a newly created fund and will not issue shares until the Closing Date.
As of December 31, 2024, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class’s total outstanding shares, with respect to each fund.
As of December 31, 2024, the following owned of record and/or beneficially 5% or more of the outstanding shares:

Fund or Class Name	Owner Name	City	State	Ownership %
Fidelity® Municipal Bond Index Fund	MSCS FINANCIAL SERVICES DIVISION	WILMINGTON	DE	10.94%

MISCELLANEOUS
Legal Matters
Certain legal matters in connection with the issuance of shares of the Acquiring Fund have been passed upon by Dechert LLP, counsel to Fidelity Merrimack Street Trust.
Experts
The audited financial statements of the Acquired Fund are incorporated by reference into the Statement of Additional Information relating to this Information Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2024. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their report given on their authority as experts in auditing and accounting.
Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees
Please advise Fidelity Salem Street Trust, in care of Fidelity Investments Institutional Operations Company LLC, 245 Summer Street, Boston, Massachusetts, 02210, whether other persons are beneficial owners of shares for which the Information Statement is being mailed and, if so, the number of copies of the Information Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

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Exhibit 1
FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION
THIS AGREEMENT AND PLAN OF REORGANIZATION AND LIQUIDATION (the Agreement) is made as of this [ ] day of [ ], [ ] by and between Fidelity Salem Street Trust, a Massachusetts business trust (the Acquired Fund Trust), on behalf of its series Fidelity Municipal Bond Index Fund (the Acquired Fund), and Fidelity Merrimack Street Trust, a Massachusetts business trust (the Acquiring Fund Trust), on behalf of its series Fidelity Systematic Municipal Bond Index ETF (the Acquiring Fund). The Acquired Fund Trust and the Acquiring Fund Trust may be referred to herein collectively as the “Trusts” or each individually as a “Trust.” The Trusts are duly organized business trusts under the laws of the Commonwealth of Massachusetts with their principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its applicable shareholders, excluding Cash-Out Shareholders (defined below) in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”
In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:
1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:
(a) The Acquired Fund is a series of the Acquired Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;
(c) The Prospectus and Statement of Additional Information of the Acquired Fund dated August 29, 2024, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;
(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at June 30, 2024, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of June 30, 2024 and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since June 30, 2024;
(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Acquiring Fund Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the information statement of the Acquired Fund included therein (Information Statement), on the effective date of the Registration Statement and insofar as they relate to

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the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Information Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);
(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its taxable year which includes the Closing Date;
(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;
(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and
(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms.
2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:
(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Acquiring Fund Trust is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;
(c) The Prospectus and Statement of Additional Information of the Acquiring Fund, dated December 27, 2024, as supplemented, previously furnished to the Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;
(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Declaration of Trust or By-laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

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(f) [Reserved];
(g) [Reserved];
(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;
(i) [Reserved];
(j) The Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for its current taxable year ending on June 30, 2025;
(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;
(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;
(m) The Registration Statement and the Information Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and
(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.
3. REORGANIZATION.
(a) Subject to the terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less (1) the value of the liabilities of the Acquired Fund, determined as provided for under Section 4; (2) the value of cash to be distributed to applicable Acquired Fund shareholders in lieu of fractional Acquiring Fund shares; and (3) the value of cash to be distributed to Acquired Fund shareholders who do not hold Acquired Fund shares through a brokerage account that can accept Acquiring Fund shares and for which no account has been established to receive such shares (“Cash-Out Shareholders”), who shall not receive a distribution of such Acquiring Fund shares and in lieu thereof shall receive a distribution of cash equal to the net asset value of their Acquired Fund shares.
(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, except for assets having a value equal to the sum of the values in (1)-(3) in of Section 3(a). The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.
(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.
(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will take such actions necessary to complete the liquidation of the Acquired Fund in accordance with the Acquired Fund’s Amended and Restated Declaration of Trust. To complete the liquidation, the Acquired Fund will (i) constructively distribute pro rata to its shareholders of record (except

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Cash-Out Shareholders), determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund; (ii) distribute cash, as provided in Section 3(a) to the Cash-Out Shareholders; and (iii) completely liquidate. The distribution of Acquiring Fund Shares shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization. For the avoidance of doubt, the Acquiring Fund shall not issue fractional shares, and Acquired Fund shareholders may receive cash in connection with the Reorganization in lieu of fractional Acquiring Fund Shares.
(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.
4. VALUATION.
(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).
(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.
(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.
(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then-current Acquired Fund Prospectus and Statement of Additional Information.
(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.
5. FEES; EXPENSES.
(a) The Acquired Fund’s investment adviser (the “Adviser”) shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement (but not including costs incurred in connection with the purchase or sale of portfolio securities).
(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Adviser (but not including costs incurred in connection with the purchase or sale of portfolio securities).
(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.
6. CLOSING DATE.
(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on April 4, 2025, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).
(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.

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7. TERMINATION OF THE ACQUIRED FUND.
(a) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares and cash as provided herein, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.
8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.
(a) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;
(b) That this Agreement and the transactions contemplated herein are approved by the Board of Trustees of the Acquired Fund Trust on behalf of the Acquired Fund;
(c) That the Acquiring Fund at the Closing shall have access to a statement of the Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;
(d) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;
(e) That the Acquiring Fund at the Closing shall have access to the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by the Acquired Fund’s transfer agent;
(f) [Reserved];
(g) That there has been no material adverse change in the Acquired Fund’s financial position since June 30, 2024, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and
(h) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.
9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.
(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;
(b) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and
(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.
10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) [Reserved];
(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the

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transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;
(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;
(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;
(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and
(f) That based on the facts and assumptions stated therein (as well as certain representations made on behalf of the Acquiring Fund and the Acquired Fund), the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:
  (i) The acquisition by the Acquiring Fund of all of the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund followed by the distribution of the Acquiring Fund Shares and cash in lieu of fractional shares to the Acquired Fund shareholders in exchange for their Acquired Fund shares in complete liquidation and termination of the Acquired Fund will constitute a tax–free reorganization under Section 368(a)(1)(F) of the Code.
  (ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.
  (iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.
  (iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.
  (v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.
  (vi) The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).
  (vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares (except with respect to cash received in exchange for fractional shares).
  (viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor (reduced by any amount of tax basis allocable to shares for which cash is received).
  (ix) An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.
  (x) The Reorganization will not result in the termination of the Acquired Fund’s taxable year, and the Acquired Fund’s tax attributes enumerated in Section 381(c) of the Code will be taken into account by the Acquiring Fund as if there had been no Reorganization.
Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).
11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) The Acquiring Fund and the Acquired Fund covenant to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;
(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;
(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and

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(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.
12. TERMINATION; WAIVER.
The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:
  (i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or
  (ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.
In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.
13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.
(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.
(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund.
(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.
The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.
14. DECLARATIONS OF TRUST.
A copy of the Acquired Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and a copy of the Acquiring Fund’s Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this Agreement is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this Agreement are not binding upon any of such Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.
15. ASSIGNMENT.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.
IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.
[SIGNATURE LINES OMITTED]

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Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.9918603.100	MBI25-N14-0225

Fidelity Municipal Bond Index Fund

(A Series of Fidelity Salem Street Trust)

Fidelity Systematic Municipal Bond Index ETF

(A Series of Fidelity Merrimack Street Trust)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

February 18, 2025

This Statement of Additional Information (SAI) relates to the proposed acquisition of Fidelity Municipal Bond Index Fund (Acquired Fund or Predecessor Fund), a series of Fidelity Salem Street Trust, by Fidelity Systematic Municipal Bond Index ETF (Acquiring Fund and together with the Acquired Fund, the funds), a series of Fidelity Merrimack Street Trust. This SAI contains information that may be of interest to shareholders, but which is not included in the Information Statement which relates to the Reorganization. As described in the Information Statement, Fidelity Systematic Municipal Bond Index ETF will acquire all of the assets of Fidelity Municipal Bond Index Fund (excluding assets having a value equal to cash to be distributed in accordance with the Agreement) and assume all of Fidelity Municipal Bond Index Fund’s liabilities, in exchange solely for shares of beneficial interest in Fidelity Systematic Municipal Bond Index ETF.

This SAI is not a prospectus and should be read in conjunction with the Information Statement. The Information Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.	The Prospectus for Fidelity Systematic Municipal Bond Index ETF dated December 27, 2024, as supplemented February 7, 2025, which was previously filed via EDGAR (Accession No. 0000744822-24-000251).

2.	The Statement of Additional Information for Fidelity Systematic Municipal Bond Index ETF dated December 27, 2024, which was previously filed via EDGAR (Accession No. 0000744822-24-000251).

3.	The Prospectus for Fidelity Municipal Bond Index Fund dated August 29, 2024, as supplemented January 31, 2025 , which was previously filed via EDGAR (Accession No. 0000035315-24-000616).

4.	The Statement of Additional for Fidelity® Municipal Bond Index Fund dated August 29, 2024, which was previously filed via EDGAR (Accession No. 0000035315-24-000616).

5.	The Financial Statements included in the Annual Report of Fidelity Municipal Bond Index Fund for the fiscal year ended June 30, 2024, which were previously filed via EDGAR (Accession No. 0000035315-24-000595).

SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)

A table showing the fees and expenses of the Acquired Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the “Annual Fund Operating Expenses” section of the Prospectus/Proxy Statement.

The Reorganization will not result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by the Acquired Fund is eligible to be held by the Acquiring Fund. As a result, a schedule of investments of the Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to the Acquired Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization.

There are no material differences between the accounting and valuation policies of the Acquired Fund and those of the Acquiring Fund.

PART C.	OTHER INFORMATION
Item 15.	Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16. Exhibits

(1)	Declaration of Trust, dated November 15, 2012, is incorporated herein by reference to Exhibit (a) of the initial Registration Statement.
(2)	Bylaws of the Trust, dated November 15, 2012, is incorporated herein by reference to Exhibit (b) of the initial Registration Statement.
(3)	Not applicable.
(4)	Agreement and Plan of Reorganization between Fidelity Salem Street Trust: Fidelity Municipal Bond Index Fund and Fidelity Merrimack Street Trust: Fidelity Systematic Municipal Bond Index ETF is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.
(5)	Articles III, VIII, and XI of the Declaration of Trust, dated November 15, 2012, are incorporated herein by reference to Exhibit (a) the initial Registration Statement.
(6)	(1)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Corporate Bond ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 15.

(2)	Management Contract, dated November 19, 2020, between Fidelity Investment Grade Bond ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 18.
(3)	Management Contract, dated November 19, 2020 between Fidelity Investment Grade Securitized ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 18.
(4)	Amended and Restated Management Contract, dated April 1, 2023, between Fidelity Limited Term Bond ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 25.
(5)	Management Contract, dated November 15, 2023, between Fidelity Low Duration Bond ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 28.
(6)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Low Duration Bond Factor ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 15.

(7)	Management Contract, dated October 1, 2024, between Fidelity Municipal Bond Opportunities ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 32.
(8)	Management Contract, dated October 1, 2024, between Fidelity Systematic Municipal Bond Index ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 32.
(9)	Management Contract, dated March 10, 2022, between Fidelity Sustainable Core Plus Bond ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 20.
(10)	Amended and Restated Management Contract, dated April 1, 2023, between Fidelity Sustainable Low Duration Bond ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 25.
(11)	Management Contract, dated September 30, 2022, between Fidelity Tactical Bond ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 23.
(12)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Total Bond ETF and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 15.
(13)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, Fidelity Municipal Bond Opportunities ETF, Fidelity Systematic Municipal Bond Index ETF, and Fidelity Total Bond ETF, is incorporated herein by reference to Exhibit (d)(5) of Fidelity Revere Street Trust’s (File No. 811-07807) Amendment No. 54.
(14)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, Fidelity Municipal Bond Opportunities ETF, Fidelity Systematic Municipal Bond Index ETF, and Fidelity Total Bond ETF, is incorporated herein by reference to Exhibit (d)(5) of Fidelity Central Investment Portfolios II, LLC’s (File No. 811-22083) Amendment No. 51.

(15)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Sustainable Core Plus Bond ETF, Fidelity Sustainable Low Duration Bond ETF, and Fidelity Tactical Bond ETF, is incorporated herein by reference to Exhibit (d)(33) of Fidelity Income Fund’s (File No. 002-92661) Post-Effective Amendment No. 171.
(16)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Sustainable Core Plus Bond ETF, Fidelity Sustainable Low Duration Bond ETF, and Fidelity Tactical Bond ETF, is incorporated herein by reference to Exhibit (d)(34) of Fidelity Income Fund’s (File No. 002-92661) Post-Effective Amendment No. 171.
(17)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, Fidelity Municipal Bond Opportunities ETF, Fidelity Systematic Municipal Bond Index ETF, and Fidelity Total Bond ETF, is incorporated herein by reference to Exhibit (d)(7) of Fidelity Revere Street Trust’s (File No. 811-07807) Amendment No. 54.
(18)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, Fidelity Municipal Bond Opportunities ETF, Fidelity Systematic Municipal Bond Index ETF, and Fidelity Total Bond ETF, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 32.
(19)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Sustainable Core Plus Bond ETF, Fidelity Sustainable Low Duration Bond ETF, and Fidelity Tactical Bond ETF, is incorporated herein by reference to Exhibit (d)(39) of Fidelity Income Fund’s (File No. 002-92661) Post-Effective Amendment No. 171.
(20)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Sustainable Core Plus Bond ETF, Fidelity Sustainable Low Duration Bond ETF, and Fidelity Tactical Bond ETF, is incorporated herein by reference to Exhibit (d)(40) of Fidelity Income Fund’s (File No. 002-92661) Post-Effective Amendment No. 171.
(21)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, and Fidelity Municipal Bond Opportunities ETF, Fidelity Systematic Municipal Bond Index ETF, Fidelity Total Bond ETF, is incorporated herein by reference to Exhibit (d)(138) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 576.
(22)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, Fidelity Municipal Bond Opportunities ETF, Fidelity Systematic Municipal Bond Index ETF, and Fidelity Total Bond ETF, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 32.
(23)	Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Sustainable Core Plus Bond ETF, Fidelity Sustainable Low Duration Bond ETF, and Fidelity Tactical Bond ETF, is incorporated herein by reference to Exhibit (d)(45) of Fidelity Income Fund’s (File No. 002-92661) Post-Effective Amendment No. 171.

(24)	Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Sustainable Core Plus Bond ETF, Fidelity Sustainable Low Duration Bond ETF, and Fidelity Tactical Bond ETF, is incorporated herein by reference to Exhibit (d)(46) of Fidelity Income Fund’s (File No. 002-92661) Post-Effective Amendment No. 171.
(7)	(1)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Merrimack Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Corporate Bond ETF, is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 15.
(2)	General Distribution Agreement, dated November 19, 2020, between Fidelity Merrimack Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Investment Grade Bond ETF, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 17.
(3)	General Distribution Agreement, dated November 19, 2020, between Fidelity Merrimack Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Investment Grade Securitized ETF, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 17.
(4)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Merrimack Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Limited Term Bond ETF, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 15.
(5)	General Distribution Agreement, dated November 15, 2023, between Fidelity Merrimack Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Low Duration Bond ETF, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 28.
(6)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Merrimack Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Low Duration Bond Factor ETF, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 15.
(7)	General Distribution Agreement, dated September 19, 2024, between Fidelity Merrimack Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Municipal Bond Opportunities ETF, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 32.
(8)	General Distribution Agreement, dated September 19, 2024, between Fidelity Merrimack Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Systematic Municipal Bond Index ETF, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 32.
(9)	General Distribution Agreement, dated March 10, 2022, between Fidelity Merrimack Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Core Plus Bond ETF, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 20.
(10)	General Distribution Agreement, dated March 10, 2022, between Fidelity Merrimack Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Low Duration Bond ETF, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 20.
(11)	General Distribution Agreement, dated September 15, 2022, between Fidelity Merrimack Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Tactical Bond ETF, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 23.
(12)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Merrimack Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Total Bond ETF, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 15.
(8)	Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Fixed Income and Asset Allocation Funds, effective as of September 15, 1995, as amended and restated through March 10, 2016, is incorporated herein by reference to Exhibit (f) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 334.

(9)	(1)	Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, Fidelity Sustainable Core Plus Bond ETF, Fidelity Sustainable Low Duration Bond ETF, Fidelity Tactical Bond ETF, and Fidelity Total Bond ETF, is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.
(2)	Custodian Agreement, dated January 1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Municipal Bond Opportunities ETF and Fidelity Systematic Municipal Bond Index ETF, is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 88.
(3)	Amendment, dated March 20, 2024, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, Fidelity Sustainable Core Plus Bond ETF, Fidelity Sustainable Low Duration Bond ETF, Fidelity Tactical Bond ETF and Fidelity Total Bond ETF, is incorporated herein by reference to Exhibit (g)(2) of Fidelity Covington Trust’s (File No. 033-60973) Post-Effective Amendment No. 119.
(4)	Transfer Agency and Service Agreement, dated October 11, 2013, between State Street Bank and Trust Company and Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, Fidelity Sustainable Core Plus Bond ETF, Fidelity Sustainable Low Duration Bond ETF, Fidelity Tactical Bond ETF, and Fidelity Total Bond ETF is incorporated herein by reference to Exhibit (g)(5) of Fidelity Covington Trust’s (File No. 033-60973) Post-Effective Amendment No. 11.
(5)	Amendment, dated April 4, 2024, to the Transfer Agency and Service Agreement dated October 11, 2013, between State Street Bank and Trust Company and Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, Fidelity Sustainable Core Plus Bond ETF, Fidelity Sustainable Low Duration Bond ETF, Fidelity Tactical Bond ETF, and Fidelity Total Bond ETF, is incorporated herein by reference to Exhibit (g)(4) of Fidelity Covington Trust’s (File No. 033-60973) Post-Effective Amendment No. 119.
(6)	Form of Transfer Agency and Service Agreement, between The Bank of New York Mellon and Fidelity Municipal Bond Opportunities ETF and Fidelity Systematic Municipal Bond Index ETF, is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 32 .
(7)	Amendment, dated March 20, 2024, to the Side Letter to the Custodian Agreement, dated October 11, 2013, between State Street Bank and Trust Company and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (g)(6) of Fidelity Covington Trust’s (File No. 033-60973) Post-Effective Amendment No. 119.
(8)	Sub-Administration Agreement, effective as of October 11, 2013, between State Street Bank and Trust Company and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (g)(7) of Fidelity Covington Trust’s (File No. 033-60973) Post-Effective Amendment No. 11.
(9)	Amendment, dated November 14, 2022, to the Sub-Administration Agreement, dated October 11, 2013, between State Street Bank and Trust Company and Fidelity Service Company, Inc., is incorporated herein by reference to Exhibit (g)(8) of Fidelity Covington Trust’s (File No. 033-60973) Post-Effective Amendment No. 113.
(10)	(1)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Corporate Bond ETF: Fidelity Corporate Bond ETF, is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 15.

(2)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Investment Grade Bond ETF: Fidelity Investment Grade Bond ETF, is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 17.
(3)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Investment Grade Securitized ETF: Fidelity Investment Grade Securitized ETF, is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 17.
(4)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Limited Term Bond ETF: Fidelity Limited Term Bond ETF, is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 15.
(5)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low Duration Bond ETF: Fidelity Low Duration Bond ETF, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 28.
(6)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low Duration Bond Factor ETF: Fidelity Low Duration Bond Factor ETF, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 15.
(7)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Municipal Bond Opportunities ETF: Fidelity Municipal Bond Opportunities ETF, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 32.
(8)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Systematic Municipal Bond Index ETF: Fidelity Systematic Municipal Bond Index ETF, is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 32.
(9)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Core Plus Bond ETF: Fidelity Sustainable Core Plus Bond ETF, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 20.
(10)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Sustainable Low Duration Bond ETF: Fidelity Sustainable Low Duration Bond ETF, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 20.
(11)	Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Tactical Bond ETF: Fidelity Tactical Bond ETF, is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 23.
(12)	Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Total Bond ETF: Fidelity Total Bond ETF, is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 15.
(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is incorporated herein by reference to Exhibit 11 of Fidelity Merrimack Street Trust’s N-14.
(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.
(13)	Not applicable.
(14)	Consent of PricewaterhouseCoopers LLP, dated February 14, 2025, is filed herein as Exhibit 14.
(15)	Not applicable.

(16)

a) Power of Attorney, dated December 1, 2024, is filed herein as Exhibit 16a.

b) Power of Attorney, dated November 20, 2024, is filed herein as Exhibit 16b.

(17)	Not applicable.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement prior to the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 18th day of February 2025.

Fidelity Merrimack Street Trust

By	/s/ Laura M. Del Prato
Laura M. Del Prato, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Laura M. Del Prato		President and Treasurer	February 18, 2025
Laura M. Del Prato		(Principal Executive Officer)

/s/ Stephanie Caron		Chief Financial Officer	February 18, 2025
Stephanie Caron		(Principal Financial Officer)

/s/ Abigail P. Johnson	†	Trustee	February 18, 2025
Abigail P. Johnson

/s/ Elizabeth S. Acton	*	Trustee	February 18, 2025
Elizabeth S. Acton

/s/ Laura M. Bishop	*	Trustee	February 18, 2025
Laura M. Bishop

/s/ Ann E. Dunwoody	*	Trustee	February 18, 2025
Ann E. Dunwoody

/s/ Robert F. Gartland	*	Trustee	February 18, 2025
Robert F. Gartland

/s/ Robert W. Helm	*	Trustee	February 18, 2025
Robert W. Helm

/s/ Michael E. Kenneally	*	Trustee	February 18, 2025
Michael E. Kenneally

/s/ Mark A. Murray	*	Trustee	February 18, 2025
Mark A. Murray

/s/ Jennifer Toolin McAuliffe	*	Trustee	February 18, 2025
Jennifer Toolin McAuliffe

/s/ Lester Owens	*	Trustee	February 18, 2025
Lester Owens

/s/ Christine J. Thompson	*	Trustee	February 18, 2025
Christine J. Thompson

/s/ Carol J. Zierhoffer	*	Trustee	February 18, 2025
Carol J. Zierhoffer

†	By:	/s/ Stephanie J. Brown
Stephanie J. Brown, pursuant to a power of attorney dated November 20, 2024, and filed herewith.

*	By:	/s/ Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated December 1, 2024, and filed herewith.